Debt, Net - Narrative (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Oct. 31, 2020 USD ($)	May 29, 2020 USD ($) $ / shares shares	May 28, 2020 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) shares	Nov. 09, 2021 USD ($)	Nov. 08, 2021 USD ($)	Oct. 04, 2019 USD ($)
Debt Instrument [Line Items]
Stated amount of borrowing		$ 70,000
Percentage of stock issued to creditors		1.00%
Debt, original issue discount (percent)		2.00%
Unamortized discount				$ 10,024	$ 14,700
Share price (in dollars per share) | $ / shares				$ 0.61
Common shares issued					1
Proceeds from sales of equipment	$ 2,300			$ 117	2,315
2.0 Lien Notes to common stock
Debt Instrument [Line Items]
Common shares issued upon conversion					220,859
Debt conversion, number of shares issued | shares			132,800,000
Exchange of Seller's 1.5 Lien Notes for HYMC common stock
Debt Instrument [Line Items]
Debt converted				0	160,254
Debt conversion, number of shares issued | shares		16,025,316
Exchange of Seller's 1.25 Lien Notes for HYMC common stock
Debt Instrument [Line Items]
Debt converted				$ 0	48,459
Common shares issued upon conversion					48,459
Debt conversion, number of shares issued | shares		4,845,920
1.5 Lien Notes into common stock
Debt Instrument [Line Items]
Common shares issued upon conversion					$ 145,685
Common Stock
Debt Instrument [Line Items]
Number of shares issued (in shares) | shares					101
Common Stock | 2.0 Lien Notes to common stock
Debt Instrument [Line Items]
Common shares issued upon conversion					$ 2
Common shares issued upon conversion (in shares) | shares					14,795,153
Common Stock | Exchange of Seller's 1.25 Lien Notes for HYMC common stock
Debt Instrument [Line Items]
Common shares issued upon conversion (in shares) | shares					4,845,920
Common Stock | 1.5 Lien Notes into common stock
Debt Instrument [Line Items]
Common shares issued upon conversion					$ 2
Common shares issued upon conversion (in shares) | shares					16,025,316
Additional Paid-in Capital
Debt Instrument [Line Items]
Common shares issued					$ 1
Additional Paid-in Capital | 2.0 Lien Notes to common stock
Debt Instrument [Line Items]
Common shares issued upon conversion					146,217
Additional Paid-in Capital | Exchange of Seller's 1.25 Lien Notes for HYMC common stock
Debt Instrument [Line Items]
Common shares issued upon conversion					48,459
Additional Paid-in Capital | 1.5 Lien Notes into common stock
Debt Instrument [Line Items]
Common shares issued upon conversion					160,252
Accumulated Deficit | 2.0 Lien Notes to common stock
Debt Instrument [Line Items]
Common shares issued upon conversion					74,640
Accumulated Deficit | 1.5 Lien Notes into common stock
Debt Instrument [Line Items]
Common shares issued upon conversion					(14,569)
Sprott credit agreement, noncurrent portion
Debt Instrument [Line Items]
Share price (in dollars per share) | $ / shares		$ 12.65
Common shares issued					$ 6,282
Sprott credit agreement, noncurrent portion | Common Stock
Debt Instrument [Line Items]
Number of shares issued (in shares) | shares		496,634			496,634
Sprott credit agreement, noncurrent portion | Additional Paid-in Capital
Debt Instrument [Line Items]
Common shares issued		$ 6,300			$ 6,282
Subordinated debt
Debt Instrument [Line Items]
Stated interest rate		10.00%
Notes payable | Conversion of 1.25 Lien Notes to New Subordinated Notes
Debt Instrument [Line Items]
Stated interest rate		10.00%
Debt conversion, amount		$ 80,000
Notes payable | Common Stock | 2.0 Lien Notes to common stock
Debt Instrument [Line Items]
Stated interest rate		15.00%
Sprott credit agreement, noncurrent portion
Debt Instrument [Line Items]
Maximum borrowing capacity								$ 110,000
Stated amount of borrowing		$ 70,000
Debt, original issue discount (percent)		2.00%
Original issue discount		$ 1,400
Remaining borrowing capacity		40,000
Proceeds from issuance of debt		62,300			68,600
Interest obligation		9,300
Unamortized discount		$ 17,000
Stated interest rate		7.00%		8.50%
Basis spread on variable rate		1.50%
Periodic payment, first twelve months		$ 0
Percentage of interest capitalized		100.00%
Quarterly interest payable		$ 500
Periodic payment term		3 months
First four principal repayments, percentage of outstanding principal		2.50%
Subsequent principal repayments, percentage of outstanding principal		7.50%
Debt term		5 years
Amount of debt repurchased	$ 1,200
Sprott credit agreement, noncurrent portion | Minimum
Debt Instrument [Line Items]
Early repayment premium		3.00%
Payment terms, percent of proceeds received				50.00%
Sprott credit agreement, noncurrent portion | Maximum
Debt Instrument [Line Items]
Early repayment premium		5.00%
Payment terms, percent of proceeds received				100.00%
Sprott credit agreement, noncurrent portion | Credit facility
Debt Instrument [Line Items]
Minimum unrestricted cash						$ 9,000	$ 10,000
The 1.25 Lien notes
Debt Instrument [Line Items]
Proceeds from issuance of debt					$ 44,841
The 1.25 Lien notes | Conversion of 1.25 Lien Notes to New Subordinated Notes
Debt Instrument [Line Items]
Business combination pursuant lien exchange agreement		1.25
Debt converted		$ 80,000
2.0 Lien Notes | Notes payable | 2.0 Lien Notes to common stock
Debt Instrument [Line Items]
Debt converted		$ 221,300	$ 221,300
Conversion price (percent)			1.67
1.5 Lien Notes | Notes payable | Exchange of Seller's 1.5 Lien Notes for HYMC common stock
Debt Instrument [Line Items]
Stated interest rate		15.00%
Debt converted		$ 145,700
Repurchase price (percent)		110.00%
Percentage of aggregate debt principal converted (percent)		10.00%
1.25 Lien Notes
Debt Instrument [Line Items]
Business combination pursuant lien exchange agreement		1.25
1.25 Lien Notes | Notes payable | Conversion of 1.25 Lien Notes to New Subordinated Notes
Debt Instrument [Line Items]
Debt converted		$ 80,000
1.25 Lien Notes | Notes payable | Exchange of Seller's 1.25 Lien Notes for HYMC common stock
Debt Instrument [Line Items]
Stated interest rate		15.00%
Debt converted		$ 48,500
Debt conversion, amount		80,000
First Lien Agreement | Notes payable
Debt Instrument [Line Items]
Amount of debt repurchased		$ 125,500
First Lien Agreement | Notes payable | Alternate Base Rate
Debt Instrument [Line Items]
Basis spread on variable rate		7.50%
Promissory Note | Notes payable
Debt Instrument [Line Items]
Amount of debt repurchased		$ 6,900